Accounts Recevable - Other (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable - Other [Abstract]
Accounts Receivable - Other

	December 31,
	2012	2011
Government institutions	$2,662	$2,139
Other	1,992	3,120

	$4,654	$5,259